Short-term Borrowings and Long-term Debt - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Sep. 05, 2007 JPY (¥)	Nov. 07, 2006 Previous Credit Facility [Member] JPY (¥) Y
Debt Disclosure [Line Items]
Weighted-average interest rates on short-term borrowings		0.61%	0.61%
Interest rates on borrowings, minimum	0.46%	0.53%
Interest rates on borrowings, maximum	0.85%	0.65%
Short-term borrowings from banks loans denominated in foreign currencies	¥ 1,881,000,000		$ 20,000,000
Aggregate amount of unsecured bonds issued				15,000,000,000
Lines of credit available for immediate borrowings		25,000,000,000			20,000,000,000
Line of credit, expiration period (in years)					5
Commitment fee paid for credit line agreements	¥ 19,000,000	¥ 16,000,000